Land Use Right, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights	Sep. 30, 2023 USD ($)
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2024	$ 4,786
2025	4,786
2026	4,786
2027	4,786
2028	4,786
Thereafter	130,434
Total	$ 154,364